Financial instruments by category	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments by category
30.
Financial instruments by category

The Group holds the following financial instruments:

	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Financial assets at fair value through other comprehensive income	Total
Financial assets	RMB’million	RMB’million	RMB’million	RMB’million
As at December 31, 2023
Accounts receivable (Note 20)	2,918	-	-	2,918
Other receivables (Note 19)	199	-	-	199
Term deposits (Note 21(a))	18,656	-	-	18,656
Restricted cash (Note 21(b))	31	-	-	31
Cash and cash equivalents (Note 21(c))	13,567	-	-	13,567
Other investments (Note 18(b))	-	344	-	344
Financial assets at fair value through other comprehensive income (Note 18(a))	-	-	6,540	6,540
	35,371	344	6,540	42,255
As at December 31, 2024
Accounts receivable (Note 20)	3,508	-	-	3,508
Other receivables (Note 19)	1,379	-	-	1,379
Term deposits (Note 21(a))	24,418	-	-	24,418
Restricted cash (Note 21(b))	11	-	-	11
Cash and cash equivalents (Note 21(c))	13,164	-	-	13,164
Other investments (Note 18(b))	-	355	-	355
Financial assets at fair value through other comprehensive income (Note 18(a))	-	-	14,498	14,498
	42,480	355	14,498	57,333

Liabilities at amortized cost
Financial liabilities	RMB’million
As at December 31, 2023
Notes payable (Note 25)	5,636
Accounts payable	5,006
Other payables and other liabilities (note)	1,490
Lease liabilities	412
12,544
As at December 31, 2024
Notes payable (Note 25)	5,726
Accounts payable	6,879
Other payables and other liabilities (note)	1,263
Lease liabilities	325
14,193

Note: Other payables and other liabilities exclude prepayment received from customers and others, staff costs and welfare accruals, other tax liabilities, government grant and deferred income.